Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 8,498,931	$ 8,366,912
Subtotal	8,498,931	8,366,912
Less valuation allowance	(8,498,931)	(8,366,912)
Net deferred tax assets (liabilities)	$ 0	$ 0